Debt - Summary of Advances Obtained under the Credit Facility (Detail) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Credit facilities, net	$ 548,256,798	$ 548,012,437	$ 44,848,788
Residential Real Estate [Member]
Line of Credit Facility [Line Items]
Credit facilities, net	551,669,000	551,669,000	0
Line of Credit [Member]
Line of Credit Facility [Line Items]
Debt issuance costs, net		(44,247)	(151,212)
Line of Credit [Member] | Residential Real Estate [Member]
Line of Credit Facility [Line Items]
Credit facilities, net		0	45,000,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt issuance costs, net	$ (3,412,202)	$ (3,612,316)	$ 0